Long-Term Debt (Credit Facility End of Period Disclosures Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Credit Facility, Name [Member] Credit Facility, Type of Debt [Member] item	Dec. 31, 2013 Credit Facility, Revolving Credit Loans [Member] Line of Credit [Member]	Dec. 31, 2012 Credit Facility, Revolving Credit Loans [Member] Line of Credit [Member]
Debt Instrument [Line Items]
Debt	$ 9,453,383,000	$ 9,541,282,000
Line of Credit Facility, Remaining Borrowing Capacity				750,000,000
Letters of Credit Outstanding, Amount				19,400,000	37,800,000
Minimum Number of Additional Tranches Available in Future			1
Aggregate Principal Amount of Each Tranche Available in Future			$ 1,000,000,000
Debt, Weighted Average Interest Rate			3.90%